DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)							11 Months Ended	12 Months Ended
	Nov. 11, 2022 USD ($) item $ / shares shares	Aug. 10, 2022 item	May 05, 2022 item	Nov. 05, 2021 USD ($) $ / shares	May 11, 2021 USD ($) $ / shares shares	Feb. 08, 2021 item	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($)
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum | item						1
Price of warrant | $ / shares								$ 10.20
Payments for investment of cash in trust account				$ 117,300,000	$ 117,300,000		$ 117,300,000	$ 2,545,838
Price per unit | $ / shares				$ 10.00	$ 10.00
Deferred underwriting commissions								4,025,000
Deferred Underwriting Fee Payable							4,025,000
Cash held outside the Trust Account							453,151	30,780	$ 453,151
Working capital deficit							246,232	$ (1,945,267)	246,232
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account								80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination								50.00%
Number of three-month extensions for consummation of initial business combination | item		2	2					2
Extension period for consummating initial business combination	1 month	3 months	3 months					3 months
Maximum number of one-month extension periods for consummation of Initial Business Combination | item	9							9
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Amount deposited into the Trust Account on execution of two one-month extensions								$ 245,840
Number of one-month extensions executed | item								2
Extension period each time for the Company to consummate initial business combination								1 month
Minimum net tangible asset upon consummation of business combination								$ 5,000,001
Number of shares for which share holders exercised their right to redeem | shares	8,768,456
Redemption price per share | $ / shares	$ 10.42
Aggregate amount of shares redeemed	$ 91,400,000
Trust account balance	28,500,000
Amount to be deposited in trust account in connection with the exercise of the first monthly extension	$ 122,920
Maximum net interest to pay dissolution expenses								100,000
Proceeds from sale of founder shares							25,000	2,825,960
Investments held in Trust Account							117,320,973	29,029,416	117,320,973
Interest withdrawn from Trust Account							0	299,601
Convertible loans								$ 1,500,000
Units per price | $ / shares								$ 10.00
Cash							453,151	$ 30,870	453,151
Proceeds from promissory note							$ 78,925		$ 78,925
Percentage Of Public Shares To Be Redeemed.								100.00%
Founder Shares | Sponsor
Description of Organization and Business Operations
Proceeds from sale of founder shares								$ 25,000
Public Warrants
Description of Organization and Business Operations
Public share price considered | $ / shares								$ 9.20
IPO
Description of Organization and Business Operations
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares					11,500,000
Proceeds from issuance of units					$ 115,000,000
Payments for investment of cash in trust account								$ 959,560
Price per unit | $ / shares					$ 10.00			$ 10.00
Transaction costs								$ 6,771,112
Underwriting fees								2,300,000
Deferred underwriting commissions								4,025,000
Other offering costs								446,112
Cash								$ 30,870
Private Placement
Description of Organization and Business Operations
Number of warrants issued | shares					585,275
Price of warrant | $ / shares					$ 10.00			$ 10.00
Proceeds from sale of Private units					$ 5,852,750			$ 5,852,750
Over-Allotment Option
Description of Organization and Business Operations
Sale of units in Initial Public Offering, net of offering costs (in shares) | shares								1,500,000
Price per unit | $ / shares								$ 0.10
Condition For Future Business Combination Threshold Net Tangible Assets								$ 2,300,000